Operating lease and other commitments (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating lease and other commitments
Beginning balance	$ 172,942	$ 391,459
Renewed office lease	0
Adjustment office lease		(4,040)
Repayments of lease liability	(164,706)	(229,503)
Other	2,846	15,026
Ending balance	11,082	172,942
Lease liability due within one year	11,082	172,942
Lease liability long term	$ 0	$ 0